RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amount due from related parties, current:
Amounts due from related parties	¥ 61,098	$ 8,605	¥ 138,614
Amount due from related parties, non-current:
Amount due from related parties, non-current	20,954	2,951	6,333
Amount due to related parties, current:
Amounts due to related parties	24,671	$ 3,475	40,978
Related Party
Amount due from related parties, non-current:
Total	82,052		144,947
Related Party | Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Amount due from related parties, current:
Amounts due from related parties	35,385		117,944
Amount due to related parties, current:
Amounts due to related parties	2,087		2,087
Related Party | Whale Microelectronics Co., Ltd
Amount due from related parties, current:
Amounts due from related parties	16,085		2,648
Amount due from related parties, non-current:
Amount due from related parties, non-current	14,262
Amount due to related parties, current:
Amounts due to related parties	11,651		36,864
Related Party | Field Medical
Amount due from related parties, current:
Amounts due from related parties	4,265		10,375
Related Party | Xiaomi Technology Co. Ltd.
Amount due from related parties, current:
Amounts due from related parties	2,810
Related Party | Yunding
Amount due from related parties, current:
Amounts due from related parties			2,330
Related Party | Gongqingcheng Yunding
Amount due from related parties, current:
Amounts due from related parties			2,500
Related Party | Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due to related parties, current:
Amounts due to related parties	10,933		1,965
Related Party | Others
Amount due from related parties, current:
Amounts due from related parties	2,553		2,817
Amount due to related parties, current:
Amounts due to related parties			62
Related Party | A vice president
Amount due from related parties, non-current:
Amount due from related parties, non-current	¥ 6,692		¥ 6,333